Share-based awards and other equity instruments - Stock options fair value assumptions (Details) - € / shares € / shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement [Abstract]
Risk-free interest rate	0.56%	1.74%	2.18%
Expected volatility	50.00%	33.00%	41.00%
Expected life (in years)	4 years 6 months	4 years 5 months 1 day	4 years 7 months 13 days
Dividend yield	0.00%	0.00%	0.00%
Weighted-average estimated fair value of options granted during the year (in EUR per share)	€ 4	€ 3	€ 4